Offerings - Offering: 1	Nov. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	Benchmark 2026-B44 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2026-B44
Amount Registered | shares	701,604,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 701,604,000
Amount of Registration Fee	$ 61,039.55
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee. Calculated in accordance with Rule 457(o) of the Securities Act of 1933.